Quarterly information (Unaudited) - Financial Results by Quarter (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Net sales	$ 365,786	$ 339,836	$ 333,650	$ 326,754	$ 318,854	$ 383,915	$ 454,540	$ 523,491	$ 587,911	$ 1,319,094	$ 1,949,857	$ 1,931,042
Gross profit (loss)	16,851	5,057	(17,612)	5,582	(3,052)	(18,701)	(42,423)	8,342	94,095	(11,042)	41,313	201,799
Net income (loss)	$ (15,139)	(168,464)	(58,273)	(9,515)	(16,163)	(43,080)	(56,112)	(33,897)	73,779	$ (252,415)	$ (59,310)	126,474
Net income (loss) allocated to common stockholders		$ (168,464)	$ (58,273)	$ (9,515)	$ (16,163)	$ (43,080)	$ (56,112)	$ (33,897)	$ 67,813			$ 116,116
Basic earnings (loss) per share (in dollars per share)		$ (1.93)	$ (0.67)	$ (0.11)	$ (0.19)	$ (0.50)	$ (0.65)	$ (0.39)	$ 0.76	$ (2.90)	$ (0.68)	$ 1.31
Diluted earnings (loss) per share (in dollars per share)		$ (1.93)	$ (0.67)	$ (0.11)	$ (0.19)	$ (0.50)	$ (0.65)	$ (0.39)	$ 0.76	$ (2.90)	$ (0.68)	$ 1.30